Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

23. Related Party Transactions

We sell products to and receive services from affiliated entities. These transactions are undertaken and settled at normal trading terms. No guarantees are given or received by either party. Related party balances and transactions were not material for any period presented.